Non-controlling Interests - Schedule of Effects of Changes in Ownership Interest on Equity (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2022	May 31, 2021	May 31, 2020
Noncontrolling Interest [Line Items]
Net income/(loss) attribute to New Oriental Education & Technology Group Inc.'s shareholders	$ (1,187,721)	$ 334,414	$ 413,333
Share option gain/(loss)			5,752
Parent Company [Member]
Noncontrolling Interest [Line Items]
Net income/(loss) attribute to New Oriental Education & Technology Group Inc.'s shareholders	(1,187,721)	334,414	413,333
Share option gain/(loss)	(5,751)		5,752
Decrease in the Company's additional paid-in capital resulting from repurchase shares from non-controlling interests	0	(19,092)	(20,045)
Changes from net income/(loss) attributable to New Oriental Education & Technology Group Inc.'s shareholders and transfers to non-controlling interests	(1,193,472)	315,194	399,143
Kooleam Holding [Member] | Parent Company [Member]
Noncontrolling Interest [Line Items]
Increase (decrease) in the Company's additional paid-in capital resulting from reclassification and capital injection of non-controlling interests	$ 0	$ (128)	$ 103